Commitment and contingencies (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Dec. 31, 2014 MXN ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitment and contingencies
Principal amount | $					$ 49,563	$ 51,168	$ 58,875
Number of airports guaranteeing the certificates | item			9
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on June 16, 2014
Commitment and contingencies
Principal amount | $	$ 3,000,000		$ 3,000,000
Term of loan	7 years		7 years
Number of airports guaranteeing the certificates | item	9
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Commitment and contingencies
Principal amount | $		$ 1,500,000		$ 1,500,000
Term of loan		10 years		10 years
Number of airports guaranteeing the certificates | item		9
Percentage of airports guaranteeing the certificates (as a percent)		80.00%